Convertible redeemable preferred shares (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Preferred Shares

As of December 31, 2011, the Preferred Shares comprised of the following:

Series	Issuance Date	Shares Issued and Outstanding	Issue Price Per Share (US$)	Proceeds from Issuance, Net of Issuance Costs (US$)	Carrying Amount (RMB)
A	December 1, 2006	54,488,000	0.0184	1,000	374,332
A	June 2, 2008	81,612,930	0.0245	1,975	560,681
B	August 8, 2008	102,073,860	0.0490	4,959	703,901
C-1	November 22, 2009	16,249,870	0.0800	1,300	112,556
C-2	November 22, 2009	104,999,650	0.1000	10,460	729,464

Schedule of Convertible Redeemable Preferred Shares

The following table sets forth the changes of each of the convertible redeemable preferred shares for years ended December 31, 2010, 2011 and 2012:

Series A Preferred Shares

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Beginning balance	154,393	846,752	935,013
Accretion (decretion) to redemption value	692,359	88,261	(485,517)
Conversion of convertible redeemable preferred shares into Class B common shares	—	—	(449,496)

Ending balance	846,752	935,013	—

Series B Preferred Shares

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Beginning balance	124,173	639,799	703,901
Accretion (decretion) to redemption value	515,626	64,102	(366,785)
Conversion of convertible redeemable preferred shares into Class B common shares	—	—	(337,116)

Ending balance	639,799	703,901	—

Series C Preferred Shares

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Beginning balance	169,852	770,720	842,020
Accretion (decretion) to redeemable value	600,868	71,300	(441,573)
Conversion of convertible redeemable preferred shares into Class B common shares	—	—	(400,447)

Ending balance	770,720	842,020	—

Fair Value Assumptions in Discounted Cash Flow Method	The followings are assumptions in the Discounted Cash Flow Method:

December 31, 2011
Risk-free interest rate	2.53%
Volatility	66.1%
Dividend yield	—
Discount rate	16%